Geographical Segmented Information	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Geographical Segmented Information [Abstract]
GEOGRAPHICAL SEGMENTED INFORMATION

17.    GEOGRAPHICAL SEGMENTED INFORMATION

The Company is engaged in three business activities, the live events business, which includes partnering with multiple professional sports franchises to drive in-stadium audience engagement; a software licensing business creating a recurring revenue stream; and a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

Details of identifiable assets by geographic segments are as follows:

	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets
September 30, 2023
Canada	$8,516	$—	$—	$—	$—
USA	—	—	—	14,960	4,542,326
	$8,516	$—	—	$14,960	$4,542,326

September 30, 2022
Canada	$8,388	$—	$—	$—	$—
USA	—	100,000	6,580,660	157,470	9,372,537
	$8,388	$100,000	6,580,660	$157,470	$9,372,537

17.    GEOGRAPHICAL SEGMENTED INFORMATION

The Company is engaged in three business activities, the live events business, which includes partnering with multiple professional sports franchises to drive in-stadium audience engagement; a software licensing business creating a recurring revenue stream; and a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

Details of identifiable assets by geographic segments are as follows:

	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets
December 31, 2022
Canada	$8,489	$—	$—	$—	$—
USA	—	100,000	—	93,973	6,393,364
	$8,489	$100,000	—	$93,973	$6,393,364

December 31, 2021
Canada	$9,068	$—		$—	$—
USA	—	100,000	6,580,660	293,934	9,172,507
	$9,068	$100,000	6,580,660	$293,934	$9,172,507